Revenues - Schedule of Balances of Assets Recognized from the Costs to Fulfill Contract with Customer (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 61,847	$ 90,521	$ 62,340
Pre-operational costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	12,836	24,031	4,522
Offshore asset mobilization costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	35,632	51,302	57,818
Vessel repositioning costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 13,379	$ 15,188	$ 0